UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07102

The Advisors’ Inner Circle Fund II

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2019

Date of reporting period: January 31, 2019

Item 1.	Schedule of Investments

The registrant’s schedules as of the close of the reporting period, as set forth in §§ 210.12-12 through 210.12-14 of Regulation S-X [17 CFR §§ 210-12.12-12.14], are attached hereto.

THE ADVISORS’ INNER CIRCLE FUND II	WESTFIELD CAPITAL DIVIDEND GROWTH FUND JANUARY 31, 2019 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 97.7%

	Shares	Value
COMMUNICATION SERVICES — 2.7%
Verizon Communications	56,210	$3,094,923

CONSUMER DISCRETIONARY — 9.2%
Home Depot	12,020	2,206,030
Royal Caribbean Cruises	26,210	3,146,511
Target	28,580	2,086,340
Tiffany	21,290	1,889,062
Vail Resorts	6,175	1,162,505

		10,490,448

CONSUMER STAPLES — 7.6%
Archer-Daniels-Midland	46,310	2,079,319
Mowi ASA ADR	123,805	2,725,567
Walmart	39,700	3,804,451

		8,609,337

ENERGY — 5.7%
Marathon Petroleum	58,355	3,866,602
Occidental Petroleum	38,420	2,565,688

		6,432,290

FINANCIALS — 12.7%
CME Group, Cl A	19,110	3,483,371
Fifth Third Bancorp	90,110	2,416,750
JPMorgan Chase	27,060	2,800,710
Progressive	48,880	3,289,135
Raymond James Financial	30,930	2,489,865

		14,479,831

HEALTH CARE — 13.2%
Abbott Laboratories	54,910	4,007,332
Bristol-Myers Squibb	55,420	2,736,086
Merck	36,700	2,731,581
Quest Diagnostics	32,089	2,802,974
STERIS	23,440	2,673,566

		14,951,539

INDUSTRIALS — 13.0%
Boeing	9,590	3,698,096
Cummins	15,130	2,225,774
Delta Air Lines	46,890	2,317,773

1

THE ADVISORS’ INNER CIRCLE FUND II	WESTFIELD CAPITAL DIVIDEND GROWTH FUND JANUARY 31, 2019 (Unaudited)

COMMON STOCK — continued

	Shares	Value
INDUSTRIALS — continued
Illinois Tool Works	17,840	$2,449,610
Ryder System	32,460	1,879,759
Union Pacific	14,150	2,250,840

		14,821,852

INFORMATION TECHNOLOGY — 18.9%
Apple	20,020	3,332,129
Broadcom	8,850	2,374,013
Fidelity National Information Services	26,890	2,810,812
Jack Henry & Associates	19,932	2,661,918
Microchip Technology	22,480	1,806,718
Microsoft	51,568	5,385,246
Texas Instruments	30,480	3,068,726

		21,439,562

MATERIALS — 7.7%
Avery Dennison	30,050	3,138,722
BHP Billiton ADR	33,540	1,716,913
Chemours Co/The	60,590	2,166,092
DowDuPont	32,518	1,749,794

		8,771,521

REAL ESTATE — 4.2%
Alexandria Real Estate Equities †	21,060	2,773,813
Newmark Group Inc, Cl A	193,160	2,018,522

		4,792,335

UTILITIES — 2.8%
NextEra Energy	17,780	3,182,264

TOTAL COMMON STOCK
(Cost $92,934,742)		111,065,902

TOTAL INVESTMENTS — 97.7%
(Cost $92,934,742)		$111,065,902

Percentages are based on Net Assets of $113,683,485.
†	Real Estate Investment Trust

2

THE ADVISORS’ INNER CIRCLE FUND II	WESTFIELD CAPITAL DIVIDEND GROWTH FUND JANUARY 31, 2019 (Unaudited)

ADR — American Depositary Receipt

Cl — Class

As of January 31, 2019, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended January 31, 2019, there were no transfers between Level 1 and Level 2 assets and liabilities. For the period ended January 31, 2019, there were no Level 3 securities held by the Fund.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

WCM-QH-002-1200

3

THE ADVISORS’ INNER CIRCLE FUND II	WESTFIELD CAPITAL LARGE CAP GROWTH FUND JANUARY 31, 2019 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 99.3%‡

	Shares	Value
COMMUNICATION SERVICES — 15.3%
Alphabet, Cl C *	1,543	$1,722,559
Alphabet, Cl A *	1,165	1,311,662
Charter Communications, Cl A *	2,808	929,588
Facebook, Cl A *	4,735	789,277
Netflix *	3,290	1,116,955
T-Mobile US *	11,560	804,807
Walt Disney	7,550	841,976

		7,516,824

CONSUMER DISCRETIONARY — 14.3%
Amazon.com *	1,723	2,961,372
Home Depot	6,815	1,250,757
Marriott International, Cl A	6,320	723,830
McDonald’s	6,230	1,113,799
NIKE, Cl B	11,780	964,546

		7,014,304

CONSUMER STAPLES — 0.9%
Conagra Brands	20,750	449,030

ENERGY — 4.1%
EOG Resources	9,210	913,632
Marathon Petroleum	16,685	1,105,548

		2,019,180

FINANCIALS — 4.9%
Bank of America	25,840	735,665
Progressive	11,760	791,331
S&P Global	4,619	885,231

		2,412,227

HEALTH CARE — 16.3%
Biogen *	1,938	646,866
Bristol-Myers Squibb	26,980	1,332,003
Cooper	3,275	912,939
Mettler-Toledo International *	1,768	1,128,267
Thermo Fisher Scientific	4,050	994,963
UnitedHealth Group	7,000	1,891,400

THE ADVISORS’ INNER CIRCLE FUND II	WESTFIELD CAPITAL LARGE CAP GROWTH FUND JANUARY 31, 2019 (Unaudited)

COMMON STOCK — continued

	Shares	Value
HEALTH CARE — continued
Vertex Pharmaceuticals *	5,520	$1,053,823

		7,960,261

INDUSTRIALS — 13.0%
AMETEK	13,360	973,944
Boeing	5,354	2,064,609
Caterpillar	5,290	704,416
Illinois Tool Works	5,595	768,250
Ingersoll-Rand	8,770	877,351
Union Pacific	6,010	956,011

		6,344,581

INFORMATION TECHNOLOGY — 30.5%
Adobe *	4,515	1,118,907
Apple	15,156	2,522,565
Applied Materials	26,220	1,024,678
Broadcom	3,225	865,106
International Business Machines	5,770	775,604
MasterCard, Cl A	5,570	1,175,994
Micron Technology *	14,060	537,373
Microsoft	16,430	1,715,785
PayPal Holdings *	10,590	939,968
salesforce.com inc *	9,910	1,506,023
ServiceNow *	5,075	1,116,601
Visa, Cl A	12,220	1,649,822

		14,948,426

TOTAL COMMON STOCK
(Cost $31,665,627)		48,664,833

TOTAL INVESTMENTS — 99.3%
(Cost $31,665,627)		$48,664,833

Percentages are based on Net Assets of $49,012,642.
*	Non-income producing security.
‡	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

Cl — Class

THE ADVISORS’ INNER CIRCLE FUND II	WESTFIELD CAPITAL LARGE CAP GROWTH FUND JANUARY 31, 2019 (Unaudited)

As of January 31, 2019, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended January 31, 2019, there were no transfers between Level 1 and Level 2 assets and liabilities. For the period ended January 31, 2019, there were no Level 3 securities held by the Fund.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statement.

WCM-QH-001-1600

Item 2.	Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR § 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund II

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 27, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 27, 2019

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller & CFO

Date: March 27, 2019